Incorporated herein by reference is a supplement to the prospectus of MFS Institutional International Equity Fund, a series of MFS Institutional Trust (File No. 033-37615), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 2, 2020 (SEC Accession No. 0000912938-20-000205).

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